Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2026	2025
	£m	£m
Cash at bank	375	625
Short-term deposits	—	553
Cash and cash equivalents	375	1,178